Condensed Consolidating Statement Of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended															12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net Sales	$ 891.1	$ 850.3	[1]	$ 962.2	$ 1,090.6	[2]	$ 1,121.6	$ 1,035.0	[3]	$ 1,218.8	[4]	$ 1,289.0	[5]	$ 1,187.0	[6]	$ 4,024.7	$ 4,729.8	$ 3,895.5
Cost of materials sold	735.3						930.8									3,315.1	4,071.0	3,355.7
Gross profit	155.8	154.3	[1]	180.5	184.0	[2]	190.8	164.5	[3]	173.7	[4]	163.9	[5]	156.7	[6]	709.6	658.8	539.8
Warehousing, delivery, selling, general and administrative expenses	121.7						131.4									508.2	539.8	505.7
Restructuring and other charges		1.1						9.8								1.1	11.1	12.0
Gain on Insurance Settlement																		(2.6)
Impairment charges on fixed assets and goodwill	0.9	0.1			0.9			3.1		2.2		2.5				1.0	9.3	1.4
Pension and other postretirement benefits curtailment gain																(1.7)		2.0
Operating profit (loss)	33.2						59.4									201.0	98.6	21.3
Other expense, net	1.2						(0.3)									(18.0)	4.6	(3.2)
Interest and other expense on debt	(28.4)						(19.3)									(86.4)	(80.1)	(75.2)
Income (loss) before income taxes	6.0	(7.9)	[1]	32.1	32.6	[2]	39.8	2.3	[3]	13.7	[4]	(0.1)	[5]	7.2	[6]	96.6	23.1	(57.1)
Provision (benefit) for income taxes	1.1	15.2					2.7	(21.5)								(7.2)	(11.5)	12.9
Net income (loss)	4.9	5.7	[1]	31.6	29.4	[2]	37.1	23.8	[3]	10.2	[4]	(7.8)	[5]	8.4	[6]	103.8	34.6	(70.0)
Less: Net loss attributable to noncontrolling interest	(2.2)						(1.1)									(5.5)	(8.3)	(4.6)
Net income (loss) attributable to Ryerson Inc.	7.1	7.0	[1]	33.5	30.6	[2]	38.2	28.6	[3]	12.1	[4]	(7.2)	[5]	9.4	[6]	109.3	42.9	(65.4)
Parent
Condensed Financial Statements, Captions [Line Items]
Warehousing, delivery, selling, general and administrative expenses	1.3						1.3									4.7	5.2	4.9
Gain on Insurance Settlement																		(2.6)
Operating profit (loss)	(1.3)						(1.3)									(4.7)	(5.2)	(2.3)
Other expense, net							0.3									(16.8)	(0.2)
Interest and other expense on debt	(4.6)						(18.5)									(62.4)	(76.6)	(70.3)
Interest expense on intercompany loans	(5.4)						(11.6)									(53.5)	(42.0)	(55.9)
Income (loss) before income taxes	(11.3)						(31.1)									(137.4)	(124.0)	(128.5)
Provision (benefit) for income taxes	(1.7)															(52.1)	(51.9)	(15.4)
Equity in (earnings) loss of subsidiaries	(16.7)						(69.3)									(194.6)	(115.0)	(47.7)
Net income (loss)	7.1						38.2									109.3	42.9	(65.4)
Net income (loss) attributable to Ryerson Inc.	7.1						38.2									109.3	42.9	(65.4)
Joseph T. Ryerson
Condensed Financial Statements, Captions [Line Items]
Net Sales	749.7						953.7									3,396.0	4,093.4	3,351.3
Cost of materials sold	621.9						799.5									2,819.0	3,560.9	2,918.8
Gross profit	127.8						154.2									577.0	532.5	432.5
Warehousing, delivery, selling, general and administrative expenses	94.3						104.3									395.5	442.8	422.3
Restructuring and other charges																(0.2)	10.0	12.0
Impairment charges on fixed assets and goodwill	0.9															1.0	7.8	1.4
Pension and other postretirement benefits curtailment gain																		2.0
Operating profit (loss)	32.6						49.9									180.7	71.9	(5.2)
Other expense, net	0.1															0.2	6.0
Interest and other expense on debt	(23.1)															(20.9)	(0.1)	(1.3)
Interest expense on intercompany loans							(9.8)									(39.7)	(37.6)	(8.5)
Interest income on intercompany loans	3.4
Income (loss) before income taxes	13.0						40.1									120.3	40.2	(15.0)
Provision (benefit) for income taxes	2.1						2.3									(0.5)	1.1	53.1
Equity in (earnings) loss of subsidiaries	(8.0)						(13.6)									(46.0)	(65.5)	(28.4)
Net income (loss)	18.9						51.4									166.8	104.6	(39.7)
Net income (loss) attributable to Ryerson Inc.	18.9						51.4									166.8	104.6	(39.7)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net Sales	604.8						810.8									2,827.4	3,326.1	2,963.8
Cost of materials sold	593.4						795.2									2,773.3	3,288.4	2,931.7
Gross profit	11.4						15.6									54.1	37.7	32.1
Warehousing, delivery, selling, general and administrative expenses	5.5						6.4									26.3	5.4	3.9
Operating profit (loss)	5.9						9.2									27.8	32.3	28.2
Interest income on intercompany loans	2.0						21.4									93.2	79.6	64.8
Income (loss) before income taxes	7.9						30.6									121.0	111.9	93.0
Provision (benefit) for income taxes	1.2						0.3									45.2	33.2	(27.8)
Equity in (earnings) loss of subsidiaries	0.9						(0.3)									4.0	8.7	5.6
Net income (loss)	5.8						30.6									71.8	70.0	115.2
Net income (loss) attributable to Ryerson Inc.	5.8						30.6									71.8	70.0	115.2
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net Sales	122.7						141.1									543.7	645.0	550.5
Cost of materials sold	106.1						120.1									465.2	556.4	475.3
Gross profit	16.6						21.0									78.5	88.6	75.2
Warehousing, delivery, selling, general and administrative expenses	20.6						19.4									81.7	86.4	74.6
Restructuring and other charges																1.3	1.1
Impairment charges on fixed assets and goodwill																	1.5
Pension and other postretirement benefits curtailment gain																(1.7)
Operating profit (loss)	(4.0)						1.6									(2.8)	(0.4)	0.6
Other expense, net	1.1						(0.6)									(1.4)	(1.2)	(3.2)
Interest and other expense on debt	(0.7)						(0.8)									(3.1)	(3.4)	(3.6)
Interest expense on intercompany loans																		(0.4)
Income (loss) before income taxes	(3.6)						0.2									(7.3)	(5.0)	(6.6)
Provision (benefit) for income taxes	(0.5)						0.1									0.2	6.1	3.0
Net income (loss)	(3.1)						0.1									(7.5)	(11.1)	(9.6)
Less: Net loss attributable to noncontrolling interest	(2.2)						(1.1)									(5.5)	(8.3)	(4.6)
Net income (loss) attributable to Ryerson Inc.	(0.9)						1.2									(2.0)	(2.8)	(5.0)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net Sales	(586.1)						(784.0)									(2,742.4)	(3,334.7)	(2,970.1)
Cost of materials sold	(586.1)						(784.0)									(2,742.4)	(3,334.7)	(2,970.1)
Interest expense on intercompany loans	5.4						21.4									93.2	79.6	64.8
Interest income on intercompany loans	(5.4)						(21.4)									(93.2)	(79.6)	(64.8)
Equity in (earnings) loss of subsidiaries	23.8						83.2									236.6	171.8	70.5
Net income (loss)	(23.8)						(83.2)									(236.6)	(171.8)	(70.5)
Net income (loss) attributable to Ryerson Inc.	$ (23.8)						$ (83.2)									$ (236.6)	$ (171.8)	$ (70.5)

[1]	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $17.2 million loss on the redemption of the Ryerson Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.
[2]	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[3]	Included in the fourth quarter 2011 results is an impairment charge of $3.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell and an impairment charge of $1.5 million related to goodwill. The fourth quarter also includes a $9.8 million restructuring charge related to a reorganization plan implemented to reduce headcount. The fourth quarter also included an income tax benefit of $21.5 million, primarily related to benefits relating to the purchase accounting impact of the Turret acquisition.
[4]	Included in the third quarter 2011 results is an impairment charge of $2.2 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[5]	Included in the second quarter 2011 results is an impairment charge of $2.5 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[6]	Included in the first quarter 2011 results is a $5.8 million gain on bargain purchase related to our Singer acquisition and a $1.1 million write off of debt issuance costs associated with our prior credit facility upon entering into an amended revolving credit facility on March 14, 2011.